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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED September 30, 2006

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended September 30, 2006

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOOD HOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 8th day of November, 2006.

                                    Good Hope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         5,663,200
Form 13 F Information Table Value Total: 192,126 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AT&T INC                       COM              00206R102    11070   340000 SH       SOLE                 340000        0        0
D ALTRIA GROUP INC               COM              02209S103     5741    75000 SH       SOLE                  75000        0        0
D BARRICK GOLD CORP              COM              067901108     5376   174999 SH       SOLE                 174999        0        0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207    14711     4635 SH       SOLE                   4635        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     3570   175000 SH       SOLE                 175000        0        0
D EXCO RESOURCES INC             COM              269279402      372    30000 SH       SOLE                  30000        0        0
D FIRST DATA CORP                COM              319963104     4200   100000 SH       SOLE                 100000        0        0
D FISHER SCIENTIFIC INTL INC     COM NEW          338032204     2645    33800 SH       SOLE                  33800        0        0
D GAP INC DEL                    COM              364760108     1633    86200 SH       SOLE                  86200        0        0
D HANSEN NAT CORP                COM              411310105     3898   120000 SH       SOLE                 120000        0        0
D HARRIS CORP DEL                COM              413875105     4791   107691 SH       SOLE                 107691        0        0
D HILTON HOTELS CORP             COM              432848109    12533   450000 SH       SOLE                 450000        0        0
D MEDTRONIC INC                  COM              585055106     1858    40000 SH       SOLE                  40000        0        0
D MICROSOFT CORP                 COM              594918104    10249   375000 SH       SOLE                 375000        0        0
D MIRANT CORP NEW                COM              60467R100     6451   236200 SH       SOLE                 236200        0        0
D MOLEX INC                      COM              608554101      557    14284 SH       SOLE                  14284        0        0
D NRG ENERGY INC                 COM NEW          629377508     1812    40000 SH       SOLE                  40000        0        0
D NALCO HOLDING COMPANY          COM              62985Q101     9191   496300 SH       SOLE                 496300        0        0
D NOVAGOLD RES INC               COM NEW          66987E206     1961   125000 SH       SOLE                 125000        0        0
D ROCKWELL COLLINS INC           COM              774341101     4113    75000 SH       SOLE                  75000        0        0
D AMPHENOL CORP NEW              CL A             032095101    26699   431115 SH       SOLE                 431115        0        0
D ANALOG DEVICES INC             COM              032654105     1470    50000 SH       SOLE                  50000        0        0
D THERMO ELECTRON CORP           COM              883556102     2591    65883 SH       SOLE                  65883        0        0
D TIME WARNER INC                COM              887317105    25597  1404124 SH       SOLE                1404124        0        0
D UST INC                        COM              902911106     2687    49000 SH       SOLE                  49000        0        0
D UNITED TECHNOLOGIES CORP       COM              913017109    11598   183080 SH       SOLE                 183080        0        0
D VIACOM INC NEW                 CL B             92553P201     5577   150000 SH       SOLE                 150000        0        0
D WALGREEN CO                    COM              931422109     7347   165500 SH       SOLE                 165500        0        0
D WYNDHAM WORLDWIDE CORP         COM              98310W108     1829    65389 SH       SOLE                  65389        0        0
S REPORT SUMMARY             29 DATA RECORDS    192126   5663200      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED